SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Small Cap Growth Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.5%
Commercial Services - 4.8%
ASGN, Inc. *	25,100	886,532
Booz Allen Hamilton Holding Corp.	20,000	1,372,800
Brink’s Co.	16,000	832,800
Colliers International Group, Inc.	14,225	682,942

		3,775,074

Communications - 1.4%
Shenandoah Telecommunications Co.	22,700	1,117,975

Consumer Durables - 4.7%
Acushnet Holdings Corp.	30,800	792,176
BRP, Inc.	12,450	204,055
Take-Two Interactive Software, Inc. *	10,300	1,221,683
Thor Industries, Inc.	11,200	472,416
YETI Holdings, Inc. *	53,700	1,048,224

		3,738,554

Consumer Services - 8.5%
Chegg, Inc. *	45,975	1,644,986
Dunkin’ Brands Group, Inc.	12,800	679,680
Grand Canyon Education, Inc. *	3,600	274,626
Nexstar Media Group, Inc.	15,225	878,939
Service Corp. International	28,600	1,118,546
Strategic Education, Inc.	9,100	1,271,816
Vail Resorts, Inc.	5,600	827,176

		6,695,769

Electronic Technology - 9.9%
Arista Networks, Inc. *	7,800	1,579,890
Cabot Microelectronics Corp.	8,825	1,007,286
Ciena Corp. *	26,250	1,045,012
MKS Instruments, Inc.	15,750	1,282,838
Monolithic Power Systems, Inc.	10,200	1,708,092
Skyworks Solutions, Inc.	13,200	1,179,816

		7,802,934

Energy Minerals - 0.8%
Delek US Holdings, Inc.	21,300	335,688
Marathon Petroleum Corp.	11,926	281,692

		617,380

Finance - 5.5%
Axis Capital Holdings, Ltd.	22,925	886,051
Essential Properties Realty Trust, Inc.	9,700	126,682
First Republic Bank	6,400	526,592
Legg Mason, Inc.	24,800	1,211,480
Physicians Realty Trust	49,000	683,060
Selective Insurance Group, Inc.	6,425	319,322
SVB Financial Group *	3,775	570,327

		4,323,514

Name of Issuer	Quantity	Fair Value ($)

Health Services - 4.1%
Encompass Health Corp.	14,600	934,838
Teladoc Health, Inc. *	14,900	2,309,649

		3,244,487

Health Technology - 14.5%
Align Technology, Inc. *	3,600	626,220
AtriCure, Inc. *	33,700	1,131,983
Bio-Techne Corp.	4,800	910,176
Exact Sciences Corp. *	15,700	910,600
Insulet Corp. *	4,950	820,116
iRhythm Technologies, Inc. *	17,600	1,431,760
Kindred Biosciences, Inc. *	58,725	234,900
PerkinElmer, Inc.	8,400	632,352
Sarepta Therapeutics, Inc. *	13,400	1,310,788
STAAR Surgical Co. *	28,850	930,701
STERIS, PLC	9,100	1,273,727
Wright Medical Group NV *	40,800	1,168,920

		11,382,243

Industrial Services - 6.7%
Advanced Disposal Services, Inc. *	48,100	1,577,680
EMCOR Group, Inc.	15,800	968,856
KBR, Inc.	43,500	899,580
Waste Connections, Inc.	23,100	1,790,250

		5,236,366

Non-Energy Minerals - 1.9%
Trex Co., Inc. *	18,700	1,498,618

Process Industries - 2.6%
Domtar Corp.	15,800	341,912
Scotts Miracle-Gro Co.	16,800	1,720,320

		2,062,232

Producer Manufacturing - 10.0%
Apogee Enterprises, Inc.	23,600	491,352
Crane Co.	15,400	757,372
H&E Equipment Services, Inc.	44,825	658,031
Hubbell, Inc.	10,000	1,147,400
IDEX Corp.	6,100	842,471
Lincoln Electric Holdings, Inc.	8,900	614,100
MSA Safety, Inc.	11,400	1,153,680
Oshkosh Corp.	13,800	887,754
Rexnord Corp.	23,600	535,012
Watsco, Inc.	5,050	798,052

		7,885,224

Retail Trade - 1.4%
Casey’s General Stores, Inc.	4,300	569,707
Ulta Beauty, Inc. *	3,050	535,885

		1,105,592

MARCH 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Technology Services - 17.2%
Altair Engineering, Inc. *	29,983	794,549
ANSYS, Inc. *	3,725	865,951
Aspen Technology, Inc. *	14,500	1,378,515
Euronet Worldwide, Inc. *	16,600	1,422,952
Globant SA *	15,900	1,397,292
GoDaddy, Inc. *	15,025	858,078
Guidewire Software, Inc. *	6,975	553,187
HubSpot, Inc. *	9,450	1,258,646
Paycom Software, Inc. *	7,450	1,504,974
PTC, Inc. *	17,600	1,077,296
Qualys, Inc. *	10,050	874,250
Science Applications International Corp.	14,800	1,104,524
Talend SA, ADR *	19,100	428,413

		13,518,627

Transportation - 2.2%
Alaska Air Group, Inc.	11,500	327,405
Knight-Swift Transportation Holdings, Inc.	13,500	442,800
Marten Transport, Ltd.	48,050	985,986

		1,756,191

Name of Issuer	Quantity	Fair Value ($)

Utilities - 1.3%
Fortis, Inc.	12,107	466,725
Spire, Inc.	7,525	560,462

		1,027,187

Total Common Stocks (cost: $60,042,270)		76,787,967

Short-Term Securities - 2.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.30%	2,068,277	2,068,277

(cost: $2,068,277)
Total Investments in Securities - 100.1% (cost: $62,110,547)		78,856,244
Other Assets and Liabilities, net - (0.1%)		(66,028)

Total Net Assets - 100.0%		$78,790,216

*	Non-income producing security.

ADR—American Depositary Receipt

PLC—Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	76,787,967	—	—	76,787,967
Short-Term Securities	2,068,277	—	—	2,068,277

Total:	78,856,244	—	—	78,856,244

**  For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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